Related Parties	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Related Parties	Related parties
Transactions with related parties, as established in current legislation and in Telefónica's internal policies, have been conducted in the ordinary course of the Group's business and under market conditions.
Shareholders with representation on the Board of Directors of Telefónica, S.A.
In 2024, the Company's shareholders represented on the Board of Directors of Telefónica, S.A. were Banco Bilbao Vizcaya Argentaria, S.A. (BBVA), CaixaBank, S.A. (ceased to be represented on the Board on April 12, 2024), Criteria Caixa, S.A.U. (obtained representation on the Board on April 12, 2024), and Sociedad Estatal de Participaciones Industriales (with representation on the Board since May 8, 2024).
According to information provided by BBVA for the 2024 Annual Corporate Governance Report of Telefónica S.A., corresponding to the fiscal year 2024, as of December 31, 2024, the BBVA's participation in the share capital of Telefónica, S.A. was 4.93%. Likewise, and in accordance with the aforementioned information provided by BBVA, the percentage of economic rights attributed to the shares of Telefónica, S.A. that were owned by BBVA as of December 31, 2024, would increase by 0.231% without voting rights of the Company's share capital.
According to the information provided by Sociedad Estatal de Participaciones Industriales (SEPI) for the 2024 Annual Corporate Governance Report of Telefónica, S.A., as of December 31, 2024, the participation of the SEPI in the share capital of Telefónica, S.A. was 10%.
According to information provided by Criteria Caixa, S.A.U. for the 2024 Annual Corporate Governance Report of Telefónica, S.A., as of December 31, 2024, the participation of Criteria Caixa, S.A.U. (CriteriaCaixa) in the share capital of Telefónica, S.A., was 9.99%. Likewise, and without this implying an incremental or additional participation, Fundación Bancaria Caixa d'Estalvis i Pensions de Barcelona, as the sole shareholder of Criteria Caixa, S.A.U., holds the same participation indirectly.
Below is a summary of the relevant transactions of the Telefónica Group with the companies of BBVA, CaixaBank, CriteriaCaixa and SEPI groups, other than the payment of the dividend corresponding to its participation.

Participated companies
On November 20, 2020, Telefónica Innovación Digital, S.L.U. (previously called Telefónica Digital España, S.L.U.), and Compañía Chilena de Inversiones, S.L., an affiliated company of BBVA, entered into an agreement related to the incorporation of a subsidiary in Colombia with the aim of commercializing loans to consumers and SME in such country. On January 5, 2021, this company was incorporated as a 50/50 joint venture between the two companies, under the name Movistar Consumer Finance Colombia, S.A.S (see Note 10).
The Telefónica Group and BBVA each hold a 44.44% interest in the joint venture Adquira España, S.A. (see Note 10).
The Telefónica Group has a 50% interest in Telefónica Factoring España and its subsidiaries in Brazil, Peru, Colombia, Mexico, Chile and Ecuador, accounted for by the equity method (see Note 10), in which BBVA have minority interests.
The accounting balances as of December 31, 2024 and 2023, as well as the accounting reflection of the transactions carried out in 2024 and 2023 of Telefónica Group companies with the aforementioned associates and joint ventures in which BBVA hold interests are shown below:

Millions of euros	12/31/2024	12/31/2023
Receivables and other assets	5	9
Payables and other liabilities	80	10

Millions of euros	2024	2023	2022
Revenue from operations	13	16	12
Expenses from operations	2	—	—
Financial cost	1	1	1
Derivatives contracted with BBVA
The net fair value of the outstanding derivatives as of December 31, 2024 contracted with BBVA amount to 106 million euros (net asset position) (52 million euros, as of December 31, 2023 (net asset position)).
The nominal value of these derivatives amounted to 7,702 million euros, (9,797 million euros in 2023). As explained in the 'Derivatives policy' section of Note 19, this volume is so high because derivatives can be applied several times to the same underlying asset for an amount equal to its face value. As of December 31, 2024, the derivatives contracted with BBVA account for approximately 9% of the total amount of outstanding derivatives contracted by the Group with external counterparties (see Note 19).
The Company maintains various derivative financial instruments settled by differences contracted with BBVA (see Note 17).
At December 31, 2024, collateral guarantees on derivatives from BBVA have been received, amount to 24 million euros (net liability position) (45 million euros (net asset position), at December 31, 2023).

Other operations with BBVA
The impact on the consolidated income statement of the Telefónica Group of the rest of the operations with BBVA in 2024 and 2023 is shown below:

BBVA
Millions of euros	2024	2023
Finance costs	33	42
Receipt of services	5	8
Purchase of goods	1	—
Other expenses	—	38
Total costs	39	88
Finance income	46	47
Dividends received (1)	30	21
Services rendered	88	48
Sale of goods	12	10
Other income	—	3
Total revenues	176	129
(1)  At December 31, 2024, Telefónica held a 0.77% stake (0.76% stake at December 31, 2023) in the share capital of Banco Bilbao Vizcaya Argentaria, S.A. (see Note 12).
The following table shows the balance sheet positions of these operations as of December 31, 2024 and 2023, as well as the current guarantees and other off-balance sheet positions.

BBVA
Millions of euros	December 31, 2024	December 31, 2023
Finance arrangements: loans, capital contributions and others (borrower)	173	191
Finance arrangements: loans and capital contributions (lender)	441	696
Guarantees	118	239
The heading "Finance arrangements: loans and capital contributions (lender)" for 2023 mainly included a deposit set up by Telefónica, S.A. of 600 million euros maturing in January 2024.
Operations with CaixaBank
In mid-2021, a Fusion portfolio that included a rental device came into force at Telefónica España. The Group has an agreement with CaixaBank to in turn rent these devices (a model known as "rent to rent"), covered by a framework financing agreement previously formalized between Telefónica and CaixaBank.
In the months of January to March 2024, until Caixabank ceased to be a related party, the volume of these operations with CaixaBank companies (mainly Telefónica Renting and CaixaBank Equipment Finance) amounted to 139 million euros (393 million euros in the 2023 financial year) which involved 14 million euros in financial expenses (33 million euros in the 2023 financial year).
Likewise, the Group carries out other equipment rental operations with CaixaBank (equipment at customers' homes, such as routers or decoders). In the months of January to March 2024, the volume of this equipment leasing transactions was 29 million euros (117 million euros in the 2023 financial year), with financial expenses amounting to 3 million euros (6 million euros in the 2023 financial year).
Operations with CriteriaCaixa
Since the date on which it became considered a related party, the Telefónica Group has not carried out significant transactions with CriteriaCaixa or the companies controlled by CriteriaCaixa.
Operations with SEPI
Since the date on which it became considered a related party, the Telefónica Group has not carried out significant transactions with SEPI or the companies controlled by SEPI.
General State Administration
SEPI is an entity that is part of the Spanish State Institutional Public Sector. In the ordinary course of business and under market conditions, the Telefónica Group carries out transactions with entities of the Spanish State Institutional Public Sector. In accordance with the exemption provided for in IAS 24, the balances and transactions with these entities are not detailed, although the significant balances and transactions maintained with them will be disclosed, where applicable, in the notes to the financial statements.
Since the date on which SEPI became a related party, the Telefónica Group has not carried out any individually significant transaction with entities belonging to the Spanish State Institutional Public Sector.
Likewise, Appendix VI summarizes the main regulatory aspects that affect the telecommunications sector in Spain.
Other significant shareholders
During fiscal year 2024, the significant shareholders of the Company without representation on the Board of Directors of Telefónica, S.A. were BlackRock, Inc. and Public Investment Fund. These shareholders are not considered a related party as they do not have representation on the Board of Directors of Telefónica, S.A. nor exert significant influence on the company.
Based on the information notified by BlackRock, Inc. to the CNMV on November 25, 2024, BlackRock, Inc.'s participation in the share capital of Telefónica, S.A. was 4.29%.
According to the data collected in the communication sent by Public Investment Fund to the CNMV, as of February 6, 2025, Green Bridge Investment Company SCS (a company controlled by Saudi Telecom Company and this in turn controlled by Public Investment Fund) had a stake in the share capital of Telefónica, S.A. of 9.97%.
Other related parties
The most significant balances and transactions with associates and joint ventures are detailed in Note 10.
During 2024 and 2023, the Directors and senior executives performed no transactions with Telefónica, S.A. or any Telefónica Group company other than those in the Group’s normal trading activity and business. Compensation and other benefits paid to members of the Board of Directors and senior executives are detailed in Note 29.g and Appendix II.
Telefónica contracted a civil liability insurance scheme (D&O) for Directors, managers and staff with similar functions in the Telefónica Group, with standard conditions for these types of insurance and a premium attributable to 2024 of 4,743,348 euros (5,565,729 euros in 2023). This scheme provides coverage for Telefónica, S.A. and its subsidiaries in certain cases.